Schedule of amounts recognized in income statement (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Cost of service, net	R$ 2,227	R$ 4,608	R$ 235,976
Interest cost rates	363,951	414,747	224,429
Expected return on the plan's assets	(184,687)	(187,317)	(192,965)
Expected return on the plan's assets	184,687	187,317	192,965
Amount received from State of Sao Paulo (undisputed)	(91,657)	(95,452)	(97,300)
Total expenses	89,834	136,586	170,140
G 1 Plan [Member]
IfrsStatementLineItems [Line Items]
Cost of service, net	2,227	4,608	8,609
Interest cost rates	205,707	208,485	224,429
Expected return on the plan's assets	(184,687)	(187,317)	(192,965)
Expected return on the plan's assets	184,687	187,317	192,965
Amount received from State of Sao Paulo (undisputed)
Total expenses	23,247	25,776	40,073
G 0 Plan [Member]
IfrsStatementLineItems [Line Items]
Cost of service, net			227,367
Interest cost rates	158,244	206,262
Expected return on the plan's assets
Expected return on the plan's assets
Amount received from State of Sao Paulo (undisputed)	(91,657)	(95,452)	(97,300)
Total expenses	R$ 66,587	R$ 110,810	R$ 130,067